EQUIPMENT	12 Months Ended
Dec. 31, 2013
EQUIPMENT [Text Block]
5.	EQUIPMENT

	December 31, 2013			December 31, 2012			December 31, 2011
		Accumulated	Net Book		Accumulated	Net Book		Accumulated	Net Book
	Cost	Amortization	Value	Cost	Amortization	Value	Cost	Amortization	Value
Furniture and equipment	$8,358	$8,358	$—	$8,358	$8,358	$—	$8,358	$6,549	$1,809
Computer equipment	20,274	20,274	—	20,274	20,274	—	20,274	18,666	1,608
Exploration equipment	1,464,478	785,431	679,047	1,464,478	601,528	862,950	1,464,478	379,843	1,084,635
Vehicles	333,989	192,223	141,766	333,989	131,467	202,522	333,989	52,014	281,975
	$1,827,099	$1,006,286	$820,813	$1,827,099	$761,627	$1,065,472	$1,827,099	$457,072	$1,370,027